UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nomura Holdings Inc.

Address:   1-9-1, Nihonbash Chuo-ku, Tokyo 103-8011, Japan


Form 13F File Number: 001-15270


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brendan Daly
Title:  Chief Compliance Officer
Phone:  212-667-1246

Signature,  Place,  and  Date  of  Signing:

/s/ Brendan Daly                   New York, NY                       5/6/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $      329,895
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
SARA LEE CORP                               803111103      487    40000 SH       DEFINED    01         40000      0     0
SCHLUMBERGER LTD                            806857108      227     3593 SH       DEFINED    02          3593      0     0
SCHWAB CHARLES CORP NEW                     808513105      230    12390 SH       DEFINED    02         12390      0     0
SCOTTS MIRACLE GRO CO                       810186106      361     9190 SH       DEFINED    01          9190      0     0
SELECT SECTOR SPDR TR                       81369Y100      385    11700 SH       DEFINED    01         11700      0     0
SELECT SECTOR SPDR TR                       81369Y209      271     8435 SH       DEFINED    02          8435      0     0
SEMICONDUCTOR HLDRS TR                      816636203    9,282   332450 SH       DEFINED    01        332450      0     0
SEMTECH CORP                                816850101      453    26000 SH       DEFINED    02         26000      0     0
SILGAN HOLDINGS INC                         827048109    1,447    25000 SH       DEFINED    01         25000      0     0
SIRONA DENTAL SYSTEMS INC                   82966C103      277     7300 SH       DEFINED    02          7300      0     0
SOLARFUN POWER HOLDINGS CO L                83415U108      152    20000 SH       DEFINED    01         20000      0     0
SOLUTIA INC                                 834376501    2,695   167289 SH       DEFINED    01        167289      0     0
SOLUTIA INC                                 834376501      213    13222 SH       DEFINED    01                    0 13222
SPRINT NEXTEL CORP                          852061100      281    72600 SH       DEFINED    02         72600      0     0
STAPLES INC                                 855030102    5,065   205995 SH       DEFINED    01        205995      0     0
SUN MICROSYSTEMS INC                        866810203    4,169   445000 SH       DEFINED    01        445000      0     0
SUNCOR ENERGY INC NEW                       867224107      860    24365 SH       DEFINED    01         24365      0     0
SUPERMEDIA INC                              868447103      122     3003 SH       DEFINED    01          3003      0     0
SYMYX TECHNOLOGIES                          87155S108       88    16025 SH       DEFINED    01         16025      0     0
SYNOVUS FINL CORP                           87161C105      563   171300 SH       DEFINED    02        171300      0     0
TAIWAN SEMICONDUCTOR MFG LTD                874039100    3,151   301700 SH       DEFINED    02        301700      0     0
TAKE-TWO INTERACTIVE SOFTWAR                874054109    6,332   630091 SH       DEFINED    01        630091      0     0
TIFFANY & CO NEW                            886547108      302     6380 SH       DEFINED    02          6380      0     0
TYSON FOODS INC                             902494103    1,380    72037 SH       DEFINED    02         72037      0     0
UAL CORP                                    902549807      129    10000 SH       DEFINED    04         10000      0     0
US BANCORP DEL                              902973304      980    43569 SH       DEFINED    01         43569      0     0
UQM TECHNOLOGIES INC                        903213106      184    26900 SH       DEFINED    01         26900      0     0
UNITED PARCEL SERVICE INC                   911312106    1,482    23100 SH       DEFINED    02         23100      0     0
UNITED STATES STL CORP NEW                  912909108   16,010   290470 SH       DEFINED    01        290470      0     0
UNITEDHEALTH GROUP INC                      91324P102   44,257  1452014 SH       DEFINED    01       1452014      0     0
URBAN OUTFITTERS INC                        917047102    2,037    53600 SH       DEFINED    02         53600      0     0
VCA ANTECH INC                              918194101    1,060    37832 SH       DEFINED    02         37832      0     0
VALERO ENERGY CORP NEW                      91913Y100    1,736   103688 SH       DEFINED    01        103688      0     0
VALERO ENERGY CORP NEW                      91913Y100    3,594   183164 SH       DEFINED    02        183164      0     0
VEOLIA ENVIRONNEMENT                        92334N103      685    20834 SH       DEFINED    01         20834      0     0
VERIFONE HLDGS INC                          92342Y109      681    33700 SH       DEFINED    02         33700      0     0
VISA INC                                    92826C839  207,678  2374554 SH       DEFINED    01       2374554      0     0
0WELLPOINT INC                              94973V107    6,547   112328 SH       DEFINED    01        112328      0     0
WELLPOINT INC                               94973V107      358     5547 SH       DEFINED    02          5547      0     0
WELLS FARGO & CO NEW                        949746101    3,072   113825 SH       DEFINED    01        113825      0     0
WELLS FARGO & CO NEW                        949746101      309    10000 SH       DEFINED    02         10000      0     0
ZOLTEK COS INC                              98975W104      303    31924 SH       DEFINED    01         31924      0     0


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